RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amount Due To Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Amounts due from related parties [Line Items]
Amounts due to related parties	$ 303		$ 61,062
Qingting, equity investee of Renren Inc. [Member]
Amounts due from related parties [Line Items]
Amounts due to related parties			113
Mapbar, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due to related parties	37		65
Nuomi Holdings Inc., equity investee of the Company[Member]
Amounts due from related parties [Line Items]
Amounts due to related parties		[1]	60,884	[1]
Ying He Hu Dong, equity Investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due to related parties	$ 266

[1]	As described in Note 4.1, the Company deconsolidated Nuomi Hodings Inc. on October 26, 2013. Pursuant to purchase agreement reached among the Company, Nuomi Holdings Inc. and Baidu Holdings Limited dated on August 23, 2013, immediately after the deconsolidation date, the Company issued promissory note to Nuomi Holdings Inc. in the principal amount of $60,884 that equaled the balance of the Company's receivables from Beijing Nuomi as of July 31, 2013. Such promissory note would be repaid upon the settlement of the Company's receivables in respect to Beijing Nuomi. After the balance sheet date, the promissory note of $60,884 was paid up in February 2014 along with the settlement of the other receivable.